Joint Stock Ownership Plan Reserve (Tables)	12 Months Ended
Mar. 31, 2018
Joint Stock Ownership Plan Reserve Tables
Schedule of Joint Stock Ownership Plan Reserve (JSOP Reserve)
(in thousands)
Balance at April 1, 2016	$(17,167)
Issue out of treasury shares	1,182
Balance at April 1, 2017	$(15,985)
Issue out of treasury shares	—
Balance at March 31, 2018	$(15,985)